Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
Liability Awards	$2.7	$3.2	$21.7
Equity Awards	15.7	9.0	18.0
Total stock-based compensation expense	$18.4	$12.2	$39.7

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2021	22,087,623
Granted	(597,927)
Balance at 31 March 2022	21,489,696
Granted	(2,540,893)
Balance at 31 March 2023	18,948,803

Schedule of Stock Options Roll Forward	The following table summarizes the Company's stock options activity during the noted period:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price (A$)
Balance at 31 March 2022	—	—
Granted	269,221	33.05
Balance at 31 March 2023	269,221	33.05
Options exercisable at 31 March 2023	—	—

Restricted Stock Unit Activity
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2021	593,486	726,288	1,286,922	2,606,696	19.01
Granted	233,443	141,015	223,469	597,927	41.73
Vested	(313,641)	(248,202)	(565,878)	(1,127,721)	14.96
Forfeited	(98,613)	(327,397)	(450,480)	(876,490)	27.73
Outstanding at 31 March 2022	414,675	291,704	494,033	1,200,412	27.83
Granted	1,279,127	268,009	724,536	2,271,672	26.12
Vested	(449,458)	(87,307)	(256,787)	(793,552)	25.17
Forfeited	(107,818)	(100,377)	(91,738)	(299,933)	28.46
Outstanding at 31 March 2023	1,136,526	372,029	870,044	2,378,599	26.97

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for RSU grants (market condition) valued:

Vesting Condition:	Market	Market	Market	Market	Market	Market	Market	Market
	FY23	FY23	FY23	FY23	FY23	FY23	FY22	FY22
Date of grant	31-Aug-22	31-Aug-22	3-Nov-22	3-Nov-22	3-Nov-22	13-Mar-23	27-Aug-21	9-Sep-21
Dividend yield (per annum)	1.5%	1.5%	—%	—%	—%	—%	2.0%	2.0%
Expected volatility	41.9%	33.4%	42.5%	35.1%	43.8%	36.3%	40.0%	40.2%
Risk free interest rate	3.5%	3.5%	4.7%	4.7%	4.7%	4.0%	0.4%	0.4%
Expected life in years	3.0	2.0	0.8	1.8	2.8	2.4	3.0	2.9
JHX stock price at grant date (A$)	33.51	33.51	33.05	33.05	33.05	30.98	52.66	52.12
Number of restricted stock units	387,360	102,250	38,387	39,450	115,688	41,401	130,513	92,956

Schedule Of Fair Value Of Restricted Stock Units Vested	The following table presents the total fair value of all of our restricted stock units vested:

	Years ended 31 March
(Millions of US dollars)	2023	2022	2021
Total fair value vested	$18.4	$42.6	$27.8

Cash Settled Units Activity	The following represents the activity related to the CSUs:

	FY23	FY22
Granted	751,569	423,051
Vested	237,600	433,872
Cancelled	325,459	1,292,934